Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (319)	kr (452)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	kr 197	kr 185
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 551	kr 566
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(181)	(194)
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	(159)	(101)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	142	167
Impact from one percentage point decrease in market interest rate	311	129
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(128)	(179)
SKR
Risk information
Impact from one percentage point increase in market interest rate	(160)	(351)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	55	18
Impact from one percentage point decrease in market interest rate	240	437
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (53)	kr (15)